GUARANTEE LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jul. 23, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement	¥ 566	$ 88		¥ 2,441
Maximum annual settlement amount	6,400			146,400
Consideration payment to WeBank, non-current	141,195	$ 21,913		¥ 200,778
July Agreement
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement					¥ 372,000
Maximum annual settlement amount					¥ 84,000
June Agreement 2021
Guarantor Obligations [Line Items]
Total settlement amount	194,600
Consideration payment to WeBank, non-current	¥ 141,200
Supplemental Agreement
Guarantor Obligations [Line Items]
Consideration payment to WeBank, non-current			¥ 48,000